Other long-term liabilities - Based on Maximum Amounts Funded Payments Under Leases Due to Lessors (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Long-Term Liabilities [Line Items]
2013	$ 61,366
2014	62,417
2015	126,383
2016	293,025
2017	23,387
Thereafter	194,626
Capital Leases, Future Minimum Payments Due, Total	761,204
Less amounts representing interest	(109,613)
Capital Lease Obligation	$ 651,591